Debt - Additional Information (Details)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2014 USD ($)	Sep. 30, 2015 USD ($) Subsidiary	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Subsidiary	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Debt Instrument [Line Items]
Number of non-guarantor foreign subsidiary | Subsidiary		1		1
Percentage of income and cash flows from operating activities, less than 3%		3.00%
Percentage of parent company in subsidiary guarantor		100.00%		100.00%
Letters of credit outstanding		$ 58,500,000		$ 58,100,000
Repayment of term loan		63,500,000
Repayment of other obligations		5,400,000
Borrowings in cash		35,000,000	$ 75,000,000	95,000,000	$ 184,000,000	$ 2,395,300,000
Notes issued		15,000,000
Debt issuance cost			$ 1,200,000	$ 1,300,000	$ 22,900,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		300,000,000.0
Repayments under credit facilities		35,000,000
Letters of Credit [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		$ 100,000,000.0
Term loans [Member]
Debt Instrument [Line Items]
Gain (loss) on debt modification	$ 0
LIBOR [Member] | Term loans [Member]
Debt Instrument [Line Items]
Reference rate		0.75%		0.75%	0.75%
Basis spread on variable rate		3.00%		3.75%	4.25%
Base Rate [Member] | Term loans [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%